Pensions and other postretirement benefits (Pension Plans with ABO and PBO in Excess of Plan Assets) (Details) - Pensions - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Information for the pension plans with an accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	$ 434	$ 456
Fair value of plan assets	104	106
Information for the pension plans with a projected benefit obligation in excess of plan assets
Projected benefit obligation	434	456
Fair value of plan assets	$ 104	$ 106